Note 39 - Subsequent events	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
39	Subsequent events

There were
no
significant subsequent events between
December 31, 2019
and the date of issue of these financial statements other than described below and included in the preceding notes to the consolidated financial statements.

(a)	Purchase of 15% Fremiro stake in Blanket

On
January 21, 2020
the Group concluded the purchase of Fremiro’s
15%
shareholding in Blanket Mine and its facilitation loans. The purchase price of
$16,667
was settled through the issue of
727,266
shares in the Company and cancelled the facilitation loan outstanding, repurchased the NCI and increased the Group’s shareholding in Blanket Mine.

At the date of authorisation of the financial statements the estimated financial effect could not
be made.

(b)	Amendment of GCSOT advanced dividend loan terms

On
February 27, 2020
the Blanket board approved the amendment to the terms of the GCSOT advanced dividend loan (refer note
6
). It was resolved that going forward,
20%
of the Blanket dividend attributable to GCSOT would accrue to GCSOT unconditionally and
80%
would repay the advanced dividend loan. At the date of authorisation of the financial statements the estimated financial effect could not
be made.

(c)	Going concern assumption and COVID- 19

Management prepared these consolidated financial statements on a going concern basis as it is not
intended to liquidate the business or cease trading in the foreseeable future.

Due to the worldwide COVID-
19
outbreak, material uncertainties
may
come into existence that could influence management’s going concern assumption. Management cannot accurately predict the future impact COVID-
19
may
have on:

•	global gold prices;
•	demand for gold and the ability to refine and sell gold produced;
•	the severity and the length of potential measures taken by governments to manage the spread of the disease, and their effect on labour availability and supply lines;
•	availability of government supplies, such as water and electricity;
•	local currency purchasing power; or
•	ability to obtain funding.

At the date of the approval of these consolidated financial statements, the Zimbabwean government has not
introduced measures which impede the normal operation of the business. The South African government has introduced measures which effectively shut down the normal supply chain for the business for a period of
21
days from
March 26, 2020.
Management believes the business holds sufficient levels of stocks to be able to maintain normal production without interruption and accordingly the current situation bears no
impact on management’s going concern assumption.